Discontinued Operations - Schedule of Earnings Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Earnings before income taxes					$ 602	$ 487
Gain on sale of discontinued operations					1,946
(Provision) benefit for income taxes					(710)	275
Discontinued operations, net of income taxes	$ 1,454	$ 218	$ (23)	$ 189	$ 1,838	$ 762